CONVERTIBLE PROMISSORY NOTES AND DERIVATIVE LIABILITY (Details) (USD $)			60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended	60 Months Ended	69 Months Ended		21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended	21 Months Ended	60 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number One [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Two [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Three [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Four [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Five [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Six [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued To Investors One [Member] Issuance Number Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number One [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Two [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Three [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Four [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Five [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Six [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Seven [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to MMRI [Member] Issuance Number Seven [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number One [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number One [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Two [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Two [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Three [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Three [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Four [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Four [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Five [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Five [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Six [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Six [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Seven [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Seven [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Eight [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Eight [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Nine [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Nine [Member]	Dec. 31, 2012 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Ten [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Ten [Member]	Sep. 30, 2013 Senior Secured Convertible Promissory Notes Issued To Investors [Member] Issuance Number Eleven [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number One [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Two [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Three [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Four [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Five [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Six [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Seven [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Seven [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Eight [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Eight [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 2 Issuance Number Nine [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 2 Issuance Number Nine [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number One [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Two [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Three [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Four [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Five [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Six [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Seven [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Seven [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Eight [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Eight [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Nine [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Nine [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Ten [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Ten [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Eleven [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Eleven [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twelve [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twelve [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Thirteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Thirteen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Fourteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Fourteen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Fifteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Fifteen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Sixteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Sixteen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Seventeen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Seventeen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Eighteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Eighteen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Nineteen [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Nineteen [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty One [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Two [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Three [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Four [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Five [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Six [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Seven [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Seven [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Eight [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Eight [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Nine [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 3 Issuance Number Twenty Nine [Member]	Sep. 30, 2013 Convertible Promissory Notes Issued to Investors 3 Issuance Number Thirty [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 4 Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 4 Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Issued to Investors 5 Issuance Number Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number One [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Two [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Three [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Four [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Five [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Six [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Seven [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Eight [Member]	Dec. 31, 2012 Convertible Promissory Notes Assigned Between Parties [Member] Issuance Number Nine [Member]
Principal Amount			$ 100,000	$ 100,000	$ 25,000	$ 25,000	$ 35,000	$ 35,000	$ 10,000	$ 10,000	$ 50,000	$ 50,000	$ 10,000	$ 10,000	$ 16,037	$ 16,037	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 4,250	$ 125,000	$ 125,000	$ 62,500		$ 100,000	$ 62,500	$ 25,000	$ 100,000	$ 25,000	$ 25,000	$ 50,000	$ 25,000	$ 25,000	$ 50,000	$ 25,000	$ 25,000	$ 31,250	$ 25,000	$ 31,250	$ 31,250	$ 31,250	$ 21,000	$ 21,000	$ 21,000	$ 21,000	$ 10,000	$ 10,000	$ 20,000	$ 20,000	$ 5,000	$ 5,000	$ 5,000	$ 5,000	$ 3,000	$ 3,000	$ 5,000	$ 5,000	$ 10,000	$ 10,000	$ 5,000	$ 5,000	$ 100,000	$ 3,637	$ 3,750	$ (3,637)	$ 25,000	$ 100,000	$ 5,000	$ 7,800	$ 21,500	$ (7,800)	$ 13,000	$ 3,750	$ 5,000	$ 25,000	$ 50,000	$ 5,000	$ 5,500	$ 13,000	$ 5,000	$ 5,000	$ 10,000	$ 50,000	$ 21,000	$ 5,500	$ 5,000	$ 5,000	$ 19,900	$ 10,000	$ 10,000	$ 21,000	$ 11,437	$ 5,000	$ 10,000	$ 19,900	$ 7,500	$ 10,000	$ 24,000	$ 11,437	$ 10,000	$ 10,000	$ 50,371	$ 7,500	$ 20,000	$ 24,000	$ 5,000	$ 50,000	$ 6,000	$ 10,000	$ 13,000	$ 20,000	$ 25,000	$ 6,000	$ 38,300	$ 350	$ 20,000	$ 13,000	$ 150,000	$ 15,000	$ 24,325	$ 37,500			$ 17,000	$ 13,000	$ 24,000	$ 9,202	$ 10,000	$ 40,000	$ 10,172	$ 43,000	$ 5,000	$ 30,000	$ 10,000	$ 5,000
Issue Date			Dec. 13, 2010	Dec. 13, 2010	Apr. 11, 2011	Apr. 11, 2011	Apr. 15, 2011	Apr. 15, 2011	Apr. 22, 2011	Apr. 22, 2011	Apr. 27, 2011	Apr. 27, 2011	Apr. 08, 2011	Apr. 08, 2011	Nov. 01, 2010	Nov. 01, 2010	Dec. 01, 2010	Dec. 01, 2010	Jan. 01, 2011	Jan. 01, 2011	Feb. 01, 2011	Feb. 01, 2011	Mar. 01, 2011	Mar. 01, 2011	Apr. 01, 2011	Apr. 01, 2011	May 01, 2011	May 01, 2011	Dec. 28, 2010	Dec. 28, 2010	Dec. 28, 2010		Apr. 13, 2011	Dec. 28, 2010	Apr. 13, 2011	Apr. 13, 2011	May 13, 2011	Apr. 13, 2011	May 16, 2011	May 13, 2011	May 10, 2011	May 16, 2011	May 24, 2011	May 10, 2011	Jun. 07, 2011	May 24, 2011	Jun. 03, 2011	Jun. 07, 2011	Jun. 03, 2011	Jul. 28, 2011	Jul. 28, 2011	Jul. 28, 2011	Jul. 28, 2011	Aug. 16, 2011	Aug. 16, 2011	Aug. 18, 2011	Aug. 18, 2011	Sep. 06, 2011	Sep. 06, 2011	Sep. 09, 2011	Sep. 09, 2011	Sep. 26, 2011	Sep. 26, 2011	Nov. 02, 2011	Nov. 02, 2011	Nov. 23, 2011	Nov. 23, 2011	Dec. 30, 2011	Dec. 30, 2011	Jan. 17, 2012		Feb. 21, 2012	Jan. 05, 2012	Apr. 02, 2012	Jan. 17, 2012	May 18, 2012		Jun. 06, 2012	Feb. 08, 2012	Jun. 06, 2012	Feb. 21, 2012	Jul. 10, 2012	Apr. 02, 2012	Aug. 23, 2012	May 18, 2012	Sep. 04, 2012	Jun. 06, 2012	Sep. 21, 2012	Jul. 10, 2012	Sep. 24, 2012	Aug. 23, 2012	Oct. 02, 2012	Sep. 04, 2012	Oct. 16, 2012	Sep. 21, 2012	Oct. 26, 2012	Sep. 24, 2012	Oct. 29, 2012	Oct. 02, 2012	Oct. 30, 2012	Oct. 09, 2012	Nov. 02, 2012	Oct. 26, 2012	Nov. 02, 2012	Oct. 29, 2012	Nov. 02, 2012	Oct. 30, 2012	Nov. 05, 2012	Nov. 02, 2012	Nov. 07, 2012	Nov. 02, 2012	Nov. 08, 2012	Nov. 02, 2012	Nov. 10, 2012	Nov. 07, 2012	Nov. 13, 2012	Nov. 08, 2012	Nov. 19, 2012	Nov. 08, 2012	May 13, 2013	Nov. 13, 2012	May 24, 2013	Nov. 13, 2012	Jun. 05, 2013	Nov. 19, 2012	May 24, 2013	Mar. 09, 2012	May 04, 2012	Feb. 07, 2012			Mar. 19, 2012	May 03, 2012	Jun. 13, 2012	Oct. 02, 2012	Oct. 18, 2012	Oct. 24, 2012	Nov. 04, 2012	Dec. 12, 2012	Oct. 27, 2011	Nov. 30, 2011	Dec. 08, 2011	Dec. 14, 2011
Maturity Date			Dec. 13, 2012	Dec. 13, 2012	Apr. 08, 2013	Apr. 08, 2013	Apr. 15, 2013	Apr. 15, 2013	Apr. 22, 2013	Apr. 22, 2013	Apr. 27, 2013	Apr. 27, 2013	Apr. 08, 2013	Apr. 08, 2013	Nov. 01, 2012	Nov. 01, 2012	Dec. 01, 2012	Dec. 01, 2012	Jan. 01, 2012	Jan. 01, 2012	Feb. 01, 2012	Feb. 01, 2012	Mar. 01, 2012	Mar. 01, 2012	Apr. 01, 2012	Apr. 01, 2012	May 01, 2012	May 01, 2012	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011		Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Dec. 06, 2011	Jan. 24, 2012	Jan. 24, 2012	Jan. 24, 2012	Jan. 24, 2012	Feb. 12, 2012	Feb. 12, 2012	Feb. 14, 2012	Feb. 14, 2012	Mar. 04, 2012	Mar. 04, 2012	Mar. 07, 2012	Mar. 07, 2012	Mar. 24, 2012	Mar. 24, 2012	Apr. 30, 2012	Apr. 30, 2012	May 21, 2012	May 21, 2012	Jun. 27, 2012	Jun. 27, 2012	Jul. 15, 2012		Aug. 19, 2012	Jan. 04, 2013	Sep. 29, 2012	Jul. 15, 2012	Nov. 14, 2012		Jan. 06, 2013	Feb. 07, 2013	Dec. 03, 2012	Aug. 19, 2012	Jan. 06, 2013	Sep. 29, 2012	Feb. 19, 2013	Nov. 14, 2012	Mar. 03, 2013	Dec. 03, 2012	Mar. 20, 2013	Jan. 06, 2013	Mar. 23, 2013	Feb. 19, 2013	Mar. 31, 2013	Mar. 03, 2013	Apr. 14, 2013	Mar. 20, 2013	Apr. 24, 2013	Mar. 23, 2013	Apr. 27, 2013	Mar. 31, 2013	Oct. 30, 2013		May 01, 2013	Apr. 24, 2013	May 01, 2013	Apr. 27, 2013	May 01, 2013	Oct. 30, 2013	May 04, 2013	May 01, 2013	May 06, 2013	May 01, 2013	May 07, 2013	May 01, 2013	May 09, 2013	May 06, 2013	May 12, 2013		May 18, 2013	May 07, 2013	Nov. 09, 2013	May 12, 2013	Nov. 24, 2013		Dec. 02, 2013	May 18, 2013	Nov. 24, 2013	Oct. 27, 2012	Nov. 04, 2012	Oct. 27, 2012			Dec. 21, 2012	Feb. 07, 2013	Mar. 15, 2013				May 03, 2013		Apr. 24, 2012	May 28, 2012	Jun. 05, 2012	Jun. 11, 2012
Consolidation Date																																																																									Oct. 30, 2012						Oct. 30, 2012
Converted To Equity				100,000			35,000	35,000	10,000	10,000		50,000	10,000																																					21,000	21,000	21,000	21,000					5,000	5,000	5,000	5,000			5,000	5,000			5,000	5,000	100,000		3,750	3,638	25,000	100,000	5,000		21,500	7,800		3,750	5,000	25,000		5,000	5,500		5,000	5,000	10,000		21,000	5,500	5,000		19,900		10,000		11,437	5,000	10,000		7,500	10,000	24,000	11,437	10,000	10,000	5,000	7,500	20,000	24,000	5,000	50,000	6,000	10,000	13,000		25,000						150,000	15,000	24,325	24,000	2,767	10,733	17,000			9,202	10,000	30,000			5,000	30,000	10,000	5,000
Assigned																													83,000	83,000	42,000	42,000		62,500		100,000		25,000		25,000		50,000		25,000		25,000		31,250	31,250					10,000	10,000	20,000	20,000									10,000	10,000
Repaid																																																														3,000																																																																							13,000	24,000
Conversion, Assigned or Repaid Date				Jan. 16, 2013			Jun. 11, 2012	Jun. 11, 2012	May 31, 2012	May 31, 2012		Jan. 16, 2013																																						Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Oct. 31, 2012	Oct. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Feb. 29, 2012	Mar. 31, 2013		Feb. 29, 2012	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2012	Feb. 29, 2012	Feb. 29, 2012	Dec. 31, 2012		Feb. 29, 2012	Nov. 30, 2012	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2012		Dec. 31, 2012	Nov. 30, 2012		Feb. 29, 2012	Dec. 31, 2012	Apr. 30, 2012		Dec. 31, 2012	Dec. 31, 2012		Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013		Sep. 30, 2013	Dec. 31, 2012	Oct. 31, 2012		Sep. 30, 2013		Oct. 31, 2012		Nov. 30, 2012	Oct. 31, 2012	Dec. 31, 2012		Nov. 30, 2012	Oct. 31, 2012	Nov. 30, 2012	Nov. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Aug. 31, 2013	Nov. 30, 2012	Sep. 30, 2013	Nov. 30, 2012	Dec. 31, 2012	Nov. 30, 2012	Sep. 30, 2013	Nov. 30, 2012	Sep. 30, 2013		May 31, 2013						Sep. 30, 2013	Mar. 31, 2012	May 31, 2012	Aug. 31, 2012	Sep. 30, 2012	Oct. 31, 2012	Oct. 31, 2012	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Oct. 31, 2012	Nov. 30, 2012			Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2012	Mar. 31, 2012
Future minimum payments due under notes payable, 2013	650,000
Future minimum payments due under notes payable, Thereafter	0
Future minimum payments due under notes payable, Total principal	650,000
Future minimum payments due under convertible notes payable, 2013	137,392	819,359
Future minimum payments due under convertible notes payable, 2014	1,794,443
Future minimum payments due under convertible notes payable, Thereafter	0
Future minimum payments due under convertible notes payable, Total principal	1,931,835
Future minimum payments due under convertible notes payable, debt discounts resulting from warrant and derivative liabilities	(1,445,899)	(50,467)
Future minimum payments due under convertible notes payable, Net carrying amount	$ 485,936	$ 768,892